Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	ECLIPSE FUNDS INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000868307
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2013
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYHNX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYHAX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYHYX
MAINSTAY High Yield Opportunities Fund (Prospectus Summary) | MAINSTAY High Yield Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYHIX